Accounts payable - Summary of aging analysis of the accounts payable (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	$ 155,020,918	$ 201,986,202
Within one month [member]
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	155,020,918	1,450,495
Repayable on demand [member]
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables		$ 200,535,707